Operations and Reorganization - Combined financial information of the Group's VIEs and Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) entity	Dec. 31, 2018 CNY (¥) entity	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 514,876			¥ 387,198	¥ 3,540,031	$ 110,957	¥ 762,882	¥ 689,663
Time deposits	108,994				749,385		1,960
Accounts receivable, net	47,181				324,392		392,942
Prepayments and other current assets	144,113				990,851		477,265
Short-term investments	137,494				945,338		488,391
Non-current assets:
Long-term investments, net	142,533				979,987		635,952
Total assets	1,525,713				10,490,036		3,473,525
Current liabilities:
Accounts payable	190,182				1,307,598		596,507
Salary and welfare payables	35,898				246,815		148,605
Taxes payable	5,600				38,505		24,992
Deferred revenue	143,283				985,143		572,848
Accrued liabilities and other payables	97,512				670,442		49,318
Total liabilities	479,795				3,298,834		1,397,994
Net revenues:
Net revenues	600,528	¥ 4,128,931	¥ 2,468,449	523,310
Net loss	(82,179)	(565,021)	(183,750)	(911,496)
Net cash (used in)/provided by operating activities	107,234	737,286	464,550	(198,967)
Net cash used in investing activities	(464,896)	(3,196,394)	(716,254)	(1,187,300)
Net cash provided by financing activities	$ 723,557	¥ 4,974,810	675,533	1,024,087
Assets of VIE's used to settle obligations of respective VIE's registered capital					12,200		7,200
Assets of VIE's used to settle obligations of respective VIE's non-distributable statutory reserves					7,700		4,100
Number of VIE having variable interest but not primary beneficiary | entity	0	0
Consolidated VIEs without recourse to the primary beneficiary
Current assets:
Cash and cash equivalents					152,295		241,303
Time deposits					10,265		1,960
Accounts receivable, net					130,823		392,942
Amounts due from the Company and its subsidiaries					165,559		16,740
Receivables due from related parties							29,660
Prepayments and other current assets					841,018		453,703
Short-term investments					252,943		447,686
Non-current assets:
Long-term investments, net					843,149		502,240
Other non-current assets					943,373		263,248
Total assets					3,339,425		2,349,482
Current liabilities:
Accounts payable					1,078,070		500,685
Salary and welfare payables					94,699		60,356
Taxes payable					27,152		20,552
Deferred revenue					937,086		571,248
Amounts due to the Company and its subsidiaries					1,594,527		272,864
Accrued liabilities and other payables					318,568		29,274
Amount due to related parties					23,054		5,724
Total liabilities					¥ 4,073,156		¥ 1,460,703
Net revenues:
Net revenues		¥ 4,134,624	2,488,047	522,944
Net loss		(587,932)	(63,088)	(253,148)
Net cash (used in)/provided by operating activities		636,972	492,063	(5,969)
Net cash used in investing activities		(674,483)	(632,549)	(755,788)
Net cash provided by financing activities		130,592	179,707	915,795
Consolidated VIEs without recourse to the primary beneficiary | Third parties
Net revenues:
Net revenues		3,691,219	2,465,296	¥ 522,944
Consolidated VIEs without recourse to the primary beneficiary | Company and its subsidiaries
Net revenues:
Net revenues		¥ 443,405	¥ 22,751